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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  May 16, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704)
         Schwab Focus Funds
                  Communications Focus Fund
                  Financial Services Focus Fund
                  Health Care Focus Fund
                  Technology Focus Fund

         POST EFFECTIVE AMENDMENT NO. 38


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated May 15, 2000, for the above-named Funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/ Michael Silver

Michael Silver
Corporate Counsel
Charles Schwab Investment Management, Inc.